Fair Value of Financial Instruments Fair Value of Finacial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 54,776	$ 68,535	$ 149,322	$ 101,734
Senior Notes	72,987	72,726
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		68,535
Cash and Cash Equivalents, Fair Value Disclosure		68,535
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	232	192
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	54,776
Cash and Cash Equivalents, Fair Value Disclosure	54,776
Loans Payable to Bank	613,107	623,960
Loans Payable To Bank Fair Value Disclosure	613,107	72,726
Senior Notes	72,987	$ 72,726
Senior Notes Fair Value Disclosure	$ 75,039